                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-772

                         RIVERSOURCE EQUITY SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 11/30

Date of reporting period: 08/31

                               PORTFOLIO HOLDINGS

                                      FOR

                        RIVERSOURCE MID CAP GROWTH FUND

                                AT AUG. 31, 2007

INVESTMENTS IN SECURITIES

AUG. 31, 2007 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

COMMON STOCKS (98.7%)
ISSUER                                            SHARES                    VALUE(A)
AEROSPACE & DEFENSE (1.2%)
Precision Castparts                                   30,135              $3,926,892
Rockwell Collins                                     123,889               8,532,235
                                                                     ---------------
Total                                                                     12,459,127
------------------------------------------------------------------------------------

AIR FREIGHT & LOGISTICS (0.7%)
CH Robinson Worldwide                                 56,684               2,779,783
UTI Worldwide                                        193,032(c)            4,294,962
                                                                     ---------------
Total                                                                      7,074,745
------------------------------------------------------------------------------------

AIRLINES (2.3%)
AMR                                                  333,683(b)            8,178,570
Southwest Airlines                                   386,582               5,841,254
UAL                                                  120,923(b)            5,740,215
US Airways Group                                     168,895(b)            5,227,300
                                                                     ---------------
Total                                                                     24,987,339
------------------------------------------------------------------------------------

AUTO COMPONENTS (0.1%)
ArvinMeritor                                          58,860               1,027,107
------------------------------------------------------------------------------------

AUTOMOBILES (0.7%)
Harley-Davidson                                      132,389               7,121,204
------------------------------------------------------------------------------------

BEVERAGES (0.9%)
Hansen Natural                                        59,105(b)            2,654,406
Pepsi Bottling Group                                 196,986               6,813,745
                                                                     ---------------
Total                                                                      9,468,151
------------------------------------------------------------------------------------

BIOTECHNOLOGY (4.0%)
Amylin Pharmaceuticals                               109,973(b,d)          5,391,976
Applera-Celera Group                               1,472,975(b,g)         19,399,080
Cephalon                                              61,472(b)            4,613,474
OSI Pharmaceuticals                                  163,874(b)            5,589,742
Vertex Pharmaceuticals                               200,630(b)            7,816,545
                                                                     ---------------
Total                                                                     42,810,817
------------------------------------------------------------------------------------

CAPITAL MARKETS (5.8%)
E*TRADE Financial                                    357,917(b)            5,576,347
Fortress Investment Group LLC Cl A                   127,727(d)            2,239,054
Legg Mason                                            72,515               6,295,752
Northern Trust                                       172,622              10,609,348
T Rowe Price Group                                   369,878              18,982,139
TD Ameritrade Holding                              1,087,146(b)           19,731,700
                                                                     ---------------
Total                                                                     63,434,340
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

CHEMICALS (0.7%)
Sigma-Aldrich                                        170,386              $7,633,293
------------------------------------------------------------------------------------

COMMERCIAL BANKS (0.5%)
TCF Financial                                        233,832               5,908,935
------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (1.4%)
Monster Worldwide                                    192,945(b)            6,598,719
Robert Half Intl                                     253,307               8,090,626
                                                                     ---------------
Total                                                                     14,689,345
------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (4.4%)
Ciena                                                418,124(b)           15,838,537
F5 Networks                                          179,708(b)            6,284,389
Foundry Networks                                     602,337(b)           11,137,211
Juniper Networks                                     357,132(b,d)         11,756,785
ORBCOMM                                              270,953(b)            2,192,010
                                                                     ---------------
Total                                                                     47,208,932
------------------------------------------------------------------------------------

COMPUTERS & PERIPHERALS (1.8%)
Brocade Communications Systems                       734,953(b)            5,144,671
Isilon Systems                                       401,425(b,d)          4,034,321
SanDisk                                              177,514(b)            9,951,435
                                                                     ---------------
Total                                                                     19,130,427
------------------------------------------------------------------------------------

CONSTRUCTION & ENGINEERING (1.7%)
Fluor                                                 67,268               8,553,127
Foster Wheeler                                        38,894(b)            4,606,605
Quanta Services                                      169,671(b)            4,796,599
                                                                     ---------------
Total                                                                     17,956,331
------------------------------------------------------------------------------------

CONSTRUCTION MATERIALS (0.2%)
Martin Marietta Materials                             17,321               2,338,335
------------------------------------------------------------------------------------

DIVERSIFIED CONSUMER SERVICES (0.5%)
Strayer Education                                     36,631               5,845,575
------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (0.7%)
NYSE Euronext                                        101,816               7,407,114
------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (1.3%)
Level 3 Communications                               826,840(b)            4,324,373
Time Warner Telecom Cl A                             455,805(b)           10,004,920
                                                                     ---------------
Total                                                                     14,329,293
------------------------------------------------------------------------------------

ELECTRIC UTILITIES (0.4%)
Allegheny Energy                                      80,742(b)            4,167,095
------------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

ELECTRICAL EQUIPMENT (2.9%)
Energy Conversion Devices                            135,199(b,d)         $3,503,006
First Solar                                           34,523(b)            3,581,416
FuelCell Energy                                      158,355(b,d)          1,523,375
Hubbell Cl B                                         208,602              11,302,057
Rockwell Automation                                   70,050               4,935,723
SunPower Cl A                                         52,112(b)            3,560,813
Suntech Power Holdings                                94,160(b,c)          3,366,220
                                                                     ---------------
Total                                                                     31,772,610
------------------------------------------------------------------------------------

ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Amphenol Cl A                                        126,126               4,554,410
------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (3.0%)
BJ Services                                          534,954              13,272,209
ENSCO Intl                                           184,679              10,013,295
Smith Intl                                            44,656               2,992,399
TETRA Technologies                                   309,259(b)            6,182,087
                                                                     ---------------
Total                                                                     32,459,990
------------------------------------------------------------------------------------

FOOD & STAPLES RETAILING (0.7%)
Whole Foods Market                                   160,760(d)            7,115,238
------------------------------------------------------------------------------------

FOOD PRODUCTS (1.2%)
Hershey                                              152,703               7,100,690
HJ Heinz                                             128,547               5,796,184
                                                                     ---------------
Total                                                                     12,896,874
------------------------------------------------------------------------------------

GAS UTILITIES (0.4%)
Questar                                               90,735               4,534,028
------------------------------------------------------------------------------------

HEALTH CARE EQUIPMENT & SUPPLIES (3.8%)
Hologic                                              108,963(b)            5,791,383
ResMed                                               184,544(b)            7,503,559
St. Jude Medical                                     564,860(b)           24,610,951
Varian Medical Systems                                70,782(b)            2,858,885
                                                                     ---------------
Total                                                                     40,764,778
------------------------------------------------------------------------------------

HEALTH CARE PROVIDERS & SERVICES (2.9%)
Express Scripts                                      108,470(b)            5,938,733
Humana                                               186,264(b)           11,937,660
Lincare Holdings                                     247,170(b)            8,895,648
Patterson Companies                                  118,000(b)            4,340,040
                                                                     ---------------
Total                                                                     31,112,081
------------------------------------------------------------------------------------

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

 1 RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)

HEALTH CARE TECHNOLOGY (0.4%)
Cerner                                                80,065(b)           $4,566,908
------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.5%)
Brinker Intl                                         146,263               4,218,225
Intl Game Technology                                 190,212               7,260,392
Panera Bread Cl A                                    189,090(b)            8,270,797
Starwood Hotels & Resorts Worldwide                  113,842               6,958,023
                                                                     ---------------
Total                                                                     26,707,437
------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (0.3%)
Harman Intl Inds                                      32,559               3,691,865
------------------------------------------------------------------------------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.9%)
AES                                                  416,510(b)            7,542,996
JA Solar Holdings ADR                                 52,530(b,c)          1,926,275
                                                                     ---------------
Total                                                                      9,469,271
------------------------------------------------------------------------------------

INTERNET SOFTWARE & SERVICES (3.8%)
Akamai Technologies                                  229,123(b)            7,382,343
Ariba                                                599,512(b)            5,275,706
VeriSign                                             354,204(b)           11,405,369
VistaPrint                                           509,314(b)           16,746,244
                                                                     ---------------
Total                                                                     40,809,662
------------------------------------------------------------------------------------

IT SERVICES (0.9%)
VeriFone Holdings                                    253,498(b)            9,369,286
------------------------------------------------------------------------------------

LIFE SCIENCES TOOLS & SERVICES (0.9%)
Techne                                               155,823(b)            9,818,407
------------------------------------------------------------------------------------

MACHINERY (0.9%)
ITT                                                   73,736               5,013,310
Joy Global                                            95,927               4,162,273
                                                                     ---------------
Total                                                                      9,175,583
------------------------------------------------------------------------------------

MEDIA (2.7%)
Lamar Advertising Cl A                                73,696(d)            3,899,992
Scholastic                                            34,173(b)            1,164,616
Sirius Satellite Radio                             5,441,715(b,d)         16,161,894
XM Satellite Radio Holdings Cl A                     595,171(b)            7,421,782
                                                                     ---------------
Total                                                                     28,648,284
------------------------------------------------------------------------------------

METALS & MINING (0.8%)
Allegheny Technologies                                53,487               5,316,073
Freeport-McMoRan Copper & Gold                        35,316               3,087,325
                                                                     ---------------
Total                                                                      8,403,398
------------------------------------------------------------------------------------

MULTILINE RETAIL (0.1%)
Family Dollar Stores                                  55,072               1,612,508
------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (4.1%)
Denbury Resources                                    125,439(b)            4,989,963
El Paso                                              481,374               7,639,405

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
OIL, GAS & CONSUMABLE FUELS (CONT.)
Murphy Oil                                            63,308              $3,857,990
Newfield Exploration                                 320,217(b)           13,926,238
Southwestern Energy                                   79,709(b)            2,964,378
USEC                                                  73,285(b)              981,286
Williams Companies                                   312,316               9,681,796
                                                                     ---------------
Total                                                                     44,041,056
------------------------------------------------------------------------------------

PERSONAL PRODUCTS (0.3%)
Bare Escentuals                                      111,095(b)            2,732,937
------------------------------------------------------------------------------------

PHARMACEUTICALS (3.8%)
Allergan                                             210,178              12,612,782
Endo Pharmaceuticals Holdings                        582,450(b)           18,568,505
Forest Laboratories                                  104,598(b)            3,936,023
Sepracor                                             187,646(b)            5,473,634
                                                                     ---------------
Total                                                                     40,590,944
------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.5%)
Alexandria Real Estate Equities                       27,777               2,592,427
Federal Realty Investment Trust                       33,441               2,811,385
                                                                     ---------------
Total                                                                      5,403,812
------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
St. Joe                                              164,376(d)            5,197,569
------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (10.4%)
Broadcom Cl A                                        155,002(b)            5,347,569
Brooks Automation                                     73,237(b)            1,036,304
FormFactor                                           311,533(b)           14,131,137
Hittite Microwave                                    103,697(b)            4,393,642
Intersil Cl A                                        179,381               5,976,975
KLA-Tencor                                            46,105               2,649,654
Kulicke & Soffa Inds                               1,591,058(b,d)         13,587,635
Marvell Technology Group                             352,897(b,c)          5,847,503
Maxim Integrated Products                            779,506              23,392,976
MEMC Electronic Materials                             45,619(b)            2,801,919
Microchip Technology                                 101,320               3,902,846
Micron Technology                                  1,189,489(b)           13,619,649
NVIDIA                                               100,464(b)            5,139,738
PMC-Sierra                                         1,040,086(b)            7,987,860
Xilinx                                               125,236               3,202,285
                                                                     ---------------
Total                                                                    113,017,692
------------------------------------------------------------------------------------

SOFTWARE (11.9%)
Activision                                           128,629(b)            2,506,979
Adobe Systems                                        169,124(b)            7,230,051
Advent Software                                      499,616(b)           20,019,613
BEA Systems                                        1,125,706(b)           13,733,613
BMC Software                                         278,635(b)            8,531,804

COMMON STOCKS (CONTINUED)
ISSUER                                            SHARES                    VALUE(A)
SOFTWARE (CONT.)
Citrix Systems                                       248,095(b)           $9,018,253
Electronic Arts                                      382,409(b)           20,244,733
Fair Isaac                                           304,352              11,257,980
Intuit                                               393,714(b)           10,752,329
NAVTEQ                                               170,915(b)           10,767,645
Nuance Communications                                 65,145(b)            1,224,726
Parametric Technology                                160,715(b)            2,830,191
TIBCO Software                                     1,491,167(b)           11,795,131
                                                                     ---------------
Total                                                                    129,913,048
------------------------------------------------------------------------------------

SPECIALTY RETAIL (4.3%)
Abercrombie & Fitch Cl A                              72,640               5,716,768
Coldwater Creek                                      263,809(b)            3,281,784
GameStop Cl A                                        237,319(b)           11,899,174
Limited Brands                                       177,691               4,115,324
Penske Automotive Group                              202,115               3,983,687
PetSmart                                             110,563               3,836,536
TJX Companies                                        288,724               8,803,195
Urban Outfitters                                     121,347(b)            2,778,846
Williams-Sonoma                                       85,619               2,853,681
                                                                     ---------------
Total                                                                     47,268,995
------------------------------------------------------------------------------------

TEXTILES, APPAREL & LUXURY GOODS (0.7%)
Coach                                                120,029(b)            5,344,891
Quiksilver                                           139,797(b)            1,871,882
                                                                     ---------------
Total                                                                      7,216,773
------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.1%)
PMI Group                                             35,560               1,126,541
------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.7%)
Fastenal                                             171,866               7,838,808
------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (2.6%)
American Tower Cl A                                  242,623(b)            9,612,723
Crown Castle Intl                                    107,448(b)            3,949,788
NII Holdings                                         124,982(b)            9,896,076
SBA Communications Cl A                              136,562(b)            4,447,824
                                                                     ---------------
Total                                                                     27,906,411
------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $995,689,972)                                                  $1,064,734,709
------------------------------------------------------------------------------------

MONEY MARKET FUND (4.3%)(e)
                                                  SHARES                    VALUE(A)
RiverSource Short-Term Cash Fund                  46,888,019(f)          $46,888,019
------------------------------------------------------------------------------------

TOTAL MONEY MARKET FUND
(Cost: $46,888,019)                                                      $46,888,019
------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,042,577,991)(h)                                             $1,111,622,728
====================================================================================

NOTES TO INVESTMENTS IN SECURITIES

(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated May 31, 2007.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At Aug. 31, 2007, the value of foreign securities represented 1.4% of net assets.

(d)  At Aug. 31, 2007, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in an affiliated money market fund and represents 2.6% of net assets. 1.7% of net assets is the Fund's cash equivalent position.

--------------------------------------------------------------------------------

 2 RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

(f) Affiliated Money Market Fund - The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments.

(g) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(h) At Aug. 31, 2007, the cost of securities for federal income tax purposes was approximately $1,042,578,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                              $121,812,000
Unrealized depreciation                                               (52,767,000)
---------------------------------------------------------------------------------
Net unrealized appreciation                                           $69,045,000
---------------------------------------------------------------------------------

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.

--------------------------------------------------------------------------------

 3 RIVERSOURCE MID CAP GROWTH FUND -- PORTFOLIO HOLDINGS AT AUG. 31, 2007

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            RiverSource Equity Series, Inc.


By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Patrick T. Bannigan
   ----------------------------------
   Patrick T. Bannigan
   President and Principal Executive Officer

Date October 30, 2007


By /s/ Jeffrey P. Fox
   ----------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date October 30, 2007